Quarterly Report
April 30, 2019
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
4/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.8%
Angola – 0.5%
Republic of Angola, 9.5%, 11/12/2025		$7,100,000	$7,959,029
Republic of Angola, 8.25%, 5/09/2028 (n)		12,235,000	12,792,109
Republic of Angola, 8.25%, 5/09/2028		4,800,000	5,018,563
			$25,769,701
Argentina – 5.7%
Genneia S.A., 8.75%, 1/20/2022 (n)		$7,427,000	$5,882,184
Genneia S.A., 8.75%, 1/20/2022		1,595,000	1,263,240
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		7,408,000	4,833,720
Province of Cordoba, 7.125%, 6/10/2021 (n)		523,000	419,446
Province of Cordoba, 7.125%, 6/10/2021		25,261,000	20,259,322
Province of Cordoba, 7.45%, 9/01/2024 (n)		4,502,000	3,218,930
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	4,712,565
Province of Santa Fe, 7%, 3/23/2023 (n)		12,578,000	10,125,290
Provincia De La Rioja, 9.75%, 2/24/2025 (n)		11,650,000	8,737,500
Republic of Argentina, 0%, 5/31/2019	ARS	316,079,000	8,856,259
Republic of Argentina, 0%, 6/28/2019		239,195,000	6,117,327
Republic of Argentina, 6.875%, 4/22/2021		$25,971,000	21,789,929
Republic of Argentina, 5.625%, 1/26/2022		33,776,000	26,294,954
Republic of Argentina, 4.625%, 1/11/2023		32,153,000	23,712,837
Republic of Argentina, 7.5%, 4/22/2026		42,708,000	32,031,000
Republic of Argentina, 6.875%, 1/26/2027		52,614,000	37,724,238
Republic of Argentina, 5.875%, 1/11/2028		71,458,000	49,413,207
Republic of Argentina, 7.125%, 7/06/2036		38,453,000	26,382,988
Stoneway Capital Corp., 10%, 3/01/2027 (n)		13,608,625	11,635,375
			$303,410,311
Azerbaijan – 1.9%
Republic of Azerbaijan, 3.5%, 9/01/2032		$15,827,000	$14,144,685
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		33,050,000	37,273,195
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		19,219,000	21,674,842
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		24,873,000	28,145,790
			$101,238,512
Bahamas – 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)		$12,783,000	$13,549,980
Commonwealth of Bahamas, 6%, 11/21/2028		1,600,000	1,696,000
			$15,245,980
Belarus – 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$9,315,000	$9,664,313
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		3,500,000	3,631,250
JSC Development Bank of the Republic of Belarus , 6.75%, 5/02/2024 (z)		6,985,000	7,020,484
Republic of Belarus, 7.625%, 6/29/2027		4,627,000	4,980,595
			$25,296,642
Benin – 0.3%
Government of Benin, 5.75%, 3/26/2026 (n)	EUR	12,491,000	$13,872,616
Bermuda – 0.4%
Government of Bermuda, 4.75%, 2/15/2029 (n)		$17,592,000	$18,800,570

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 3.0%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$8,680,000	$8,710,380
Aegea Finance S.à r.l., 5.75%, 10/10/2024		7,253,000	7,278,386
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025		10,209,000	10,328,956
CEMIG Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		6,875,000	7,562,500
Federative Republic of Brazil, 4.5%, 5/30/2029		33,308,000	32,441,992
Petrobras Global Finance B.V., 5.75%, 2/01/2029		24,145,000	24,205,362
Petrobras Global Finance B.V., 6.9%, 3/19/2049		17,438,000	17,416,202
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		6,127,000	6,203,649
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		4,307,000	4,360,881
Suzano Austria GmbH, 6%, 1/15/2029 (n)		12,950,000	13,856,500
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		5,074,000	5,074,000
Vale Overseas Ltd., 6.25%, 8/10/2026		11,716,000	12,793,872
Vale Overseas Ltd., 6.875%, 11/10/2039		9,605,000	11,153,806
			$161,386,486
Chile – 4.0%
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)		$9,745,000	$9,653,007
Banco del Estado de Chile, 3.875%, 2/08/2022		5,423,000	5,521,970
Banco Santander Chile, 2.5%, 12/15/2020 (n)		6,911,000	6,846,382
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		15,465,000	15,488,197
E.CL S.A., 4.5%, 1/29/2025		9,646,000	9,966,184
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		9,736,000	10,356,670
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047		4,060,000	4,318,825
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		6,172,000	6,218,838
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		4,133,000	4,271,456
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		3,235,000	3,343,373
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		8,346,000	8,293,837
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		5,110,000	5,078,062
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		17,510,000	19,004,746
Empresa Nacional del Petroleo, 4.5%, 9/14/2047		6,004,000	5,736,642
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		11,572,000	11,956,114
GNL Quintero S.A., 4.634%, 7/31/2029		21,465,000	22,162,612
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		4,350,000	4,491,375
Republic of Chile, 4.7%, 9/01/2030	CLP	7,560,000,000	11,700,084
S.A.C.I. Falabella, 3.75%, 4/30/2023		$3,038,000	3,055,073
Transelec S.A., 4.625%, 7/26/2023 (n)		8,396,000	8,656,360
Transelec S.A., 4.25%, 1/14/2025 (n)		3,329,000	3,395,580
Transelec S.A., 4.25%, 1/14/2025		7,686,000	7,839,720
Transelec S.A., 3.875%, 1/12/2029 (n)		4,036,000	3,911,933
Transelec S.A., 3.875%, 1/12/2029		6,980,000	6,765,435
VTR Finance B.V., 6.875%, 1/15/2024		9,534,000	9,867,690
VTR Finance B.V., 6.875%, 1/15/2024 (n)		6,092,000	6,305,220
			$214,205,385
China – 2.8%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		$7,908,000	$8,023,354
Bank of China (Luxembourg), FLR, 3.603% (LIBOR - 3mo. + 1.00%), 7/12/2019		17,930,000	17,943,699
China Development Bank (Hong Kong), FLR, 3.307% (LIBOR - 3mo. + 0.7%), 3/06/2022		3,688,000	3,688,328
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027		10,781,000	10,710,934
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		5,181,000	5,287,325
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		6,513,000	6,541,709
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		6,655,000	6,819,487
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		3,974,000	3,949,749
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		5,953,000	6,078,906
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		3,504,000	3,661,557
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		2,961,000	3,100,611

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)		$13,130,000	$12,863,592
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,412,000	3,401,818
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		54,342,000	54,179,835
			$146,250,904
Colombia – 1.8%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$18,265,000	$19,497,887
AI Candelaria Spain SLU, 7.5%, 12/15/2028		5,484,000	5,854,170
Millicom International Cellular S.A., 6%, 3/15/2025		5,042,000	5,218,470
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		5,226,000	5,598,353
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		5,421,000	5,312,580
Millicom International Cellular S.A., 5.125%, 1/15/2028		7,527,000	7,376,460
Republic of Colombia, 4.5%, 1/28/2026		8,397,000	8,825,247
Republic of Colombia, 4.5%, 3/15/2029		8,528,000	8,988,597
Republic of Colombia, 6.125%, 1/18/2041		7,358,000	8,654,848
Republic of Colombia, 5%, 6/15/2045		9,590,000	10,036,031
Republic of Colombia, 5.2%, 5/15/2049		7,519,000	8,045,330
			$93,407,973
Costa Rica – 0.1%
Republic of Costa Rica, 7.158%, 3/12/2045		$3,253,000	$3,163,542
Cote d'Ivoire – 0.6%
Republic of Cote d'Ivoire, 6.375%, 3/03/2028		$11,679,000	$11,344,864
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	1,000,000	1,065,915
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		6,500,000	6,928,450
Republic of Cote d'Ivoire, 5.75%, 12/31/2032		$11,946,905	11,253,984
			$30,593,213
Croatia – 0.4%
Republic of Croatia, 6.375%, 3/24/2021		$2,750,000	$2,911,700
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,972,000	3,217,309
Republic of Croatia, 5.5%, 4/04/2023		10,200,000	11,041,908
Republic of Croatia, 6%, 1/26/2024		4,800,000	5,372,294
			$22,543,211
Dominican Republic – 2.1%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$8,034,000	$8,415,615
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		13,455,000	14,094,112
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		12,179,000	12,544,370
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		8,299,000	8,547,970
Dominican Republic, 5.5%, 1/27/2025		1,955,000	2,018,538
Dominican Republic, 5.5%, 1/27/2025 (n)		6,841,000	7,063,332
Dominican Republic, 5.95%, 1/25/2027		8,740,000	9,209,775
Dominican Republic, 6%, 7/19/2028 (n)		18,852,000	19,865,295
Dominican Republic, 7.45%, 4/30/2044		2,301,000	2,603,006
Dominican Republic, 6.85%, 1/27/2045		4,111,000	4,403,909
Dominican Republic, 6.5%, 2/15/2048 (n)		19,392,000	20,138,786
			$108,904,708
Ecuador – 1.3%
Petroamazonas, 4.625%, 2/16/2020 (n)		$3,560,000	$3,531,520
Petroamazonas, 4.625%, 2/16/2020		2,583,333	2,562,667
Petroamazonas, 4.625%, 11/06/2020 (n)		12,747,000	12,568,797
Republic of Ecuador, 7.95%, 6/20/2024		3,518,000	3,566,372
Republic of Ecuador, 9.65%, 12/13/2026		12,084,000	12,869,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – continued
Republic of Ecuador, 9.625%, 6/02/2027		$5,528,000	$5,859,680
Republic of Ecuador, 8.875%, 10/23/2027 (n)		586,000	596,255
Republic of Ecuador, 8.875%, 10/23/2027		9,214,000	9,375,245
Republic of Ecuador, 7.875%, 1/23/2028 (n)		568,000	547,410
Republic of Ecuador, 7.875%, 1/23/2028		18,448,000	17,779,260
			$69,256,666
Egypt – 3.5%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		$10,858,000	$10,973,247
Arab Republic of Egypt, 6.125%, 1/31/2022		14,119,000	14,268,859
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		22,569,000	22,343,310
Arab Republic of Egypt, 4.75%, 4/16/2026 (n)	EUR	5,655,000	6,211,346
Arab Republic of Egypt, 7.5%, 1/31/2027		$17,973,000	18,516,863
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		11,893,000	11,480,075
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		23,157,000	23,335,309
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,112,000	14,478,477
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		$7,205,000	7,323,378
Arab Republic of Egypt, 8.5%, 1/31/2047		33,310,000	33,857,283
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		22,834,000	23,527,560
			$186,315,707
El Salvador – 0.4%
Republic of El Salvador, 7.375%, 12/01/2019		$15,594,000	$15,773,487
Republic of El Salvador, 6.375%, 1/18/2027		5,151,000	5,041,541
			$20,815,028
Gabon – 0.5%
Gabonese Republic, 6.375%, 12/12/2024		$13,666,000	$13,154,618
Gabonese Republic, 6.95%, 6/16/2025		12,359,000	12,035,194
			$25,189,812
Ghana – 0.7%
Republic of Ghana, 7.875%, 3/26/2027 (n)		$5,797,000	$5,883,955
Republic of Ghana, 7.625%, 5/16/2029		7,900,000	7,763,330
Republic of Ghana, 10.75%, 10/14/2030		6,593,000	8,115,192
Republic of Ghana, 8.125%, 3/26/2032 (n)		5,398,000	5,349,418
Republic of Ghana, 8.95%, 3/26/2051 (n)		7,903,000	7,816,067
			$34,927,962
Guatemala – 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$14,581,000	$14,981,977
Comcel Trust, 6.875%, 2/06/2024 (n)		6,355,000	6,577,425
Energuate Trust, 5.875%, 5/03/2027 (n)		11,565,000	11,550,544
			$33,109,946
Hong Kong – 0.2%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)		$12,769,000	$13,034,689
Hungary – 1.8%
Hungarian Development Bank, 6.25%, 10/21/2020		$16,972,000	$17,733,703
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		6,785,000	7,089,511
Magyar Export-Import Bank PLC, 4%, 1/30/2020		14,759,000	14,846,787
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		3,399,000	3,419,217
Republic of Hungary, 5.375%, 2/21/2023		14,016,000	15,140,980
Republic of Hungary, 5.75%, 11/22/2023		15,118,000	16,760,873
Republic of Hungary, 5.375%, 3/25/2024		9,484,000	10,427,430

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – continued
Republic of Hungary, 7.625%, 3/29/2041		$7,148,000	$10,742,015
			$96,160,516
India – 3.2%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$12,592,000	$12,466,962
Azure Power Energy Ltd., 5.5%, 11/03/2022		6,258,000	6,195,858
Export-Import Bank of India, 4%, 1/14/2023		16,109,000	16,357,688
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		1,844,000	1,777,360
Export-Import Bank of India, 3.375%, 8/05/2026		18,984,000	18,297,937
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		11,263,000	11,203,520
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		12,367,000	11,068,589
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)		7,259,000	7,168,117
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		20,599,000	20,084,025
NTPC Ltd., 4.375%, 11/26/2024		3,328,000	3,415,247
NTPC Ltd., 4.375%, 11/26/2024		4,525,000	4,643,627
NTPC Ltd., 4.25%, 2/26/2026		18,376,000	18,542,817
Power Finance Corp. Ltd., 5.25%, 8/10/2028		13,535,000	14,119,496
State Bank of India, 3.25%, 1/24/2022		11,248,000	11,194,572
State Bank of India (London), 4.375%, 1/24/2024		5,805,000	5,951,379
State Bank of India (London), FLR, 3.538% (LIBOR - 3mo. + 0.95%), 4/06/2020		8,957,000	8,971,286
			$171,458,480
Indonesia – 6.9%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)		$7,736,000	$7,273,000
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,547,188
Listrindo Capital B.V., 4.95%, 9/14/2026		3,498,000	3,372,072
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		8,499,000	9,170,015
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		4,843,000	5,194,210
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		13,602,000	15,576,616
PT Pertamina Persero, 6.5%, 11/07/2048 (n)		7,392,000	8,615,162
Republic of Indonesia, 3.375%, 4/15/2023		32,554,000	32,663,186
Republic of Indonesia, 5.375%, 10/17/2023		2,204,000	2,392,845
Republic of Indonesia, 5.375%, 10/17/2023 (n)		15,442,000	16,765,117
Republic of Indonesia, 5.875%, 1/15/2024 (n)		1,668,000	1,845,013
Republic of Indonesia, 5.875%, 1/15/2024		22,767,000	25,183,102
Republic of Indonesia, 4.45%, 2/11/2024		12,524,000	13,117,124
Republic of Indonesia, 4.125%, 1/15/2025		36,515,000	37,630,533
Republic of Indonesia, 4.125%, 1/15/2025 (n)		4,155,000	4,281,935
Republic of Indonesia, 4.75%, 1/08/2026 (n)		3,276,000	3,488,871
Republic of Indonesia, 4.75%, 1/08/2026		22,170,000	23,610,584
Republic of Indonesia, 4.35%, 1/08/2027 (n)		13,717,000	14,240,221
Republic of Indonesia, 4.35%, 1/08/2027		4,265,000	4,427,684
Republic of Indonesia, 3.5%, 1/11/2028		21,586,000	21,203,151
Republic of Indonesia, 4.1%, 4/24/2028		17,859,000	18,251,791
Republic of Indonesia, 8.375%, 3/15/2034	IDR	281,190,000,000	19,929,958
Republic of Indonesia, 8.375%, 4/15/2039		212,424,000,000	14,981,482
Republic of Indonesia, 5.25%, 1/17/2042		$8,324,000	9,036,668
Republic of Indonesia, 4.625%, 4/15/2043		12,972,000	13,138,094
Republic of Indonesia, 5.125%, 1/15/2045		3,100,000	3,326,322
Republic of Indonesia, 5.125%, 1/15/2045 (n)		4,360,000	4,678,311
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		15,080,000	14,887,097
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		15,032,936	14,967,287
			$367,794,639

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Jamaica – 0.4%
Government of Jamaica, 8%, 3/15/2039		$11,261,000	$13,611,733
Government of Jamaica, 7.875%, 7/28/2045		6,449,000	7,795,229
			$21,406,962
Kazakhstan – 2.4%
JSC Kazkommertsbank, 5.5%, 12/21/2022		$22,595,614	$22,637,823
Kazakhstan Temir Zholy Co., 6.95%, 7/10/2042		1,244,000	1,465,173
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		17,275,000	17,875,306
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		5,423,000	6,004,020
KazMunayGas National Co., 6.375%, 10/24/2048		8,670,000	9,598,904
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		36,526,000	38,858,404
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		4,422,000	4,404,613
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		27,020,000	26,913,758
			$127,758,001
Kenya – 0.2%
Republic of Kenya, 6.875%, 6/24/2024		$9,788,000	$9,983,760
Kuwait – 0.4%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$21,143,000	$21,543,871
Macau – 0.4%
Sands China Ltd., 5.4%, 8/08/2028		$14,482,000	$15,323,607
Wynn Macau Ltd., 5.5%, 10/01/2027		4,623,000	4,542,098
			$19,865,705
Malaysia – 0.2%
GOHL Capital Ltd., 4.25%, 1/24/2027		$10,621,000	$10,569,892
Mexico – 7.9%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$11,858,000	$1,778,700
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	2,723,650
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,446,879
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		1,921,000	1,947,414
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,163,000	8,807,934
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		12,497,000	10,672,438
Petroleos Mexicanos, 4.5%, 1/23/2026		9,700,000	9,075,320
Petroleos Mexicanos, 6.5%, 3/13/2027		20,266,000	20,527,431
Petroleos Mexicanos, 5.35%, 2/12/2028		41,703,000	39,159,117
Petroleos Mexicanos, 6.5%, 1/23/2029		39,124,000	39,055,533
Petroleos Mexicanos, 6.5%, 6/02/2041		17,403,000	16,037,038
Petroleos Mexicanos, 6.75%, 9/21/2047		30,460,000	28,084,120
Petroleos Mexicanos, 6.35%, 2/12/2048		41,392,000	36,631,920
United Mexican States, 4.125%, 1/21/2026		30,037,000	30,541,922
United Mexican States, 4.15%, 3/28/2027		58,467,000	59,273,845
United Mexican States, 3.75%, 1/11/2028		41,973,000	41,204,894
United Mexican States, 4.5%, 4/22/2029		43,883,000	45,287,256
United Mexican States, 7.75%, 5/29/2031	MXN	162,830,000	8,258,763
United Mexican States, 7.75%, 11/23/2034		154,100,000	7,689,820
United Mexican States, 4.75%, 3/08/2044		$8,274,000	8,139,547
			$420,343,541
Mongolia – 0.3%
Government of Mongolia, 5.625%, 5/01/2023		$16,388,000	$16,155,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Morocco – 0.3%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,411,000	$7,581,675
Kingdom of Morocco, 5.5%, 12/11/2042		4,648,000	4,971,399
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		2,259,000	2,458,131
Office Cherifien des Phosphates, 6.875%, 4/25/2044		2,480,000	2,698,612
			$17,709,817
Namibia – 0.3%
Republic of Namibia, 5.25%, 10/29/2025		$16,349,000	$15,848,721
Nigeria – 1.1%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$320
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	6,455
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	1,054
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		14,900,000	15,903,664
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		4,598,000	4,575,746
Federal Republic of Nigeria, 7.143%, 2/23/2030		1,000,000	995,160
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		6,284,000	6,906,367
Federal Republic of Nigeria, 7.875%, 2/16/2032		7,300,000	7,544,915
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		7,583,000	7,477,596
Federal Republic of Nigeria, 7.696%, 2/23/2038		12,925,000	12,745,343
			$56,156,620
Panama – 1.8%
Aeropuerto Internacional de Tocumen S.A., 5.625%, 5/18/2036		$2,782,000	$2,983,695
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		24,245,000	27,275,625
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048		5,300,000	5,962,500
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	13,241,072
Autoridad del Canal de Panama, 4.95%, 7/29/2035		2,216,000	2,399,396
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		5,093,000	5,283,988
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (z)		14,289,000	14,624,077
Panama Canal Railway Co., 7%, 11/01/2026		4,115,088	4,217,965
Panama Canal Railway Co., 7%, 11/01/2026 (n)		816,720	837,138
Republic of Panama, 3.75%, 4/17/2026		16,130,000	16,170,325
			$92,995,781
Papua New Guinea – 0.0%
Government of Papua New Guinea, 8.375%, 10/04/2028 (n)		$1,604,000	$1,720,290
Paraguay – 1.4%
Republic of Paraguay, 5%, 4/15/2026		$5,800,000	$6,126,250
Republic of Paraguay, 6.1%, 8/11/2044		13,575,000	15,305,813
Republic of Paraguay, 5.6%, 3/13/2048 (n)		11,288,000	12,064,050
Republic of Paraguay, 5.6%, 3/13/2048		13,843,000	14,794,706
Republic of Paraguay, 5.4%, 3/30/2050 (n)		11,380,000	11,869,340
Telefónica Celular del Paraguay, 5.875%, 4/15/2027 (n)		14,757,000	15,199,710
			$75,359,869
Peru – 4.3%
Bonos de Tesoreria, 6.15%, 8/12/2032	PEN	40,710,000	$12,962,783
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$6,163,000	6,092,187
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		5,127,000	5,235,949
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,049,830
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,887,638
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		12,810,000	13,066,200
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,561,850	1,725,844
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		95,079	105,062

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$15,151,000	$15,185,241
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		9,000,000	9,585,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		14,790,000	15,751,350
Peru LNG, 5.375%, 3/22/2030 (n)		28,800,000	30,470,400
Peru LNG, 5.375%, 3/22/2030		6,229,000	6,590,282
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		27,287,000	27,764,523
Petroleos del Peru S.A., 4.75%, 6/19/2032		10,734,000	10,921,845
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		13,567,000	14,326,752
Petroleos del Peru S.A., 5.625%, 6/19/2047		23,789,000	25,121,184
Republic of Peru, 6.9%, 8/12/2037	PEN	40,631,000	13,708,222
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$15,292,000	15,452,566
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		300,000	303,150
			$229,306,008
Qatar – 2.4%
State of Qatar, 4.5%, 4/23/2028		$7,344,000	$7,931,520
State of Qatar, 4%, 3/14/2029 (n)		30,279,000	31,523,346
State of Qatar, 5.103%, 4/23/2048 (n)		23,983,000	26,771,024
State of Qatar, 5.103%, 4/23/2048		22,008,000	24,566,430
State of Qatar, 4.817%, 3/14/2049 (n)		32,533,000	34,932,308
			$125,724,628
Romania – 0.6%
Republic of Romania, 2%, 12/08/2026 (n)	EUR	20,572,000	$23,397,151
Republic of Romania, 4.625%, 4/03/2049 (n)		7,476,000	9,076,855
			$32,474,006
Russia – 4.7%
Eurochem Finance DAC, 5.5%, 3/13/2024 (n)		$16,060,000	$16,270,707
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		5,412,000	5,500,908
Gaz Capital S.A., 4.95%, 3/23/2027		10,600,000	10,774,137
Gaz Capital S.A., 4.95%, 2/06/2028		9,130,000	9,273,889
Russian Federation, 4.75%, 5/27/2026		9,800,000	10,179,515
Russian Federation, 4.25%, 6/23/2027		29,000,000	29,169,650
Russian Federation, 4.25%, 6/23/2027 (n)		14,200,000	14,283,070
Russian Federation, 4.375%, 3/21/2029 (n)		28,200,000	28,349,460
Russian Federation, 5.1%, 3/28/2035 (n)		33,200,000	34,361,601
Russian Federation, 5.25%, 6/23/2047		40,600,000	42,071,750
Russian Federation, 5.25%, 6/23/2047 (n)		48,000,000	49,740,000
			$249,974,687
Rwanda – 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$10,713,000	$11,101,882
Saudi Arabia – 1.6%
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$14,398,000	$15,102,206
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		21,250,000	23,058,460
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		18,243,000	17,838,173
Saudi Arabian Oil Co., 4.375%, 4/16/2049 (n)		12,158,000	11,812,225
Saudi Aramco, 4.5%, 4/17/2030		7,600,000	8,008,576
Saudi Aramco, 4.625%, 10/04/2047		6,465,000	6,496,420
			$82,316,060

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Senegal – 0.6%
Republic of Senegal, 4.75%, 3/13/2028	EUR	4,600,000	$5,095,779
Republic of Senegal, 6.25%, 5/23/2033 (n)		$4,928,000	4,744,205
Republic of Senegal, 6.25%, 5/23/2033		16,400,000	15,788,346
Republic of Senegal, 6.75%, 3/13/2048		8,505,000	7,824,600
			$33,452,930
Singapore – 0.5%
Puma International Financing S.A., 5%, 1/24/2026		$4,256,000	$3,679,865
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	11,637,920
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)		13,249,000	13,441,277
			$28,759,062
Slovenia – 0.2%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	9,930,000	$11,474,425
South Africa – 2.5%
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		$19,482,000	$20,238,213
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (n)		7,875,000	8,516,025
Petra Diamonds Ltd., 7.25%, 5/01/2022		4,756,000	4,625,210
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		11,438,000	11,123,455
Republic of South Africa, 4.875%, 4/14/2026		19,093,000	18,906,461
Republic of South Africa, 5.875%, 6/22/2030		26,637,000	27,203,889
Republic of South Africa, 7%, 2/28/2031	ZAR	265,978,000	15,612,843
Republic of South Africa, 8.25%, 3/31/2032		166,973,000	10,702,870
Republic of South Africa, 5.375%, 7/24/2044		$8,238,000	7,574,874
Republic of South Africa, 5.65%, 9/27/2047		10,903,000	10,216,155
			$134,719,995
Sri Lanka – 1.1%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$1,988,763
Republic of Sri Lanka, 6.25%, 10/04/2020		4,494,000	4,520,739
Republic of Sri Lanka, 6.25%, 7/27/2021		4,213,000	4,237,600
Republic of Sri Lanka, 5.75%, 1/18/2022		4,300,000	4,265,914
Republic of Sri Lanka, 5.875%, 7/25/2022		5,098,000	5,041,096
Republic of Sri Lanka, 5.75%, 4/18/2023 (n)		8,446,000	8,283,457
Republic of Sri Lanka, 5.75%, 4/18/2023		2,543,000	2,494,060
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		15,150,000	15,293,046
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		14,224,000	14,626,539
			$60,751,214
Thailand – 0.3%
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$10,986,000	$11,334,330
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		4,387,000	4,989,555
			$16,323,885
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$14,164,000	$14,588,920
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		1,155,000	1,189,650
			$15,778,570
Turkey – 4.2%
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		$8,022,000	$7,514,448
Republic of Turkey, 5.125%, 3/25/2022		6,026,000	5,748,322
Republic of Turkey, 6.25%, 9/26/2022		5,994,000	5,849,665
Republic of Turkey, 7.25%, 12/23/2023		11,792,000	11,763,817
Republic of Turkey, 5.75%, 3/22/2024		17,715,000	16,574,154

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 7.375%, 2/05/2025		$10,325,000	$10,216,608
Republic of Turkey, 5.2%, 2/16/2026	EUR	9,984,000	10,904,671
Republic of Turkey, 4.25%, 4/14/2026		$16,501,000	13,717,941
Republic of Turkey, 4.875%, 10/09/2026		34,284,000	29,238,081
Republic of Turkey, 6%, 3/25/2027		33,391,000	30,055,239
Republic of Turkey, 5.125%, 2/17/2028		20,495,000	17,325,653
Republic of Turkey, 6.125%, 10/24/2028		26,747,000	23,968,789
Republic of Turkey, 6.875%, 3/17/2036		13,976,000	12,508,520
Republic of Turkey, 7.25%, 3/05/2038		7,300,000	6,743,448
Republic of Turkey, 6.625%, 2/17/2045		22,463,000	19,118,574
			$221,247,930
Ukraine – 1.9%
Government of Ukraine, 7.75%, 9/01/2021		$1,073,000	$1,063,214
Government of Ukraine, 7.75%, 9/01/2023		8,007,000	7,728,357
Government of Ukraine, 7.75%, 9/01/2024		14,116,000	13,481,062
Government of Ukraine, 7.75%, 9/01/2025		15,967,000	15,019,167
Government of Ukraine, 7.75%, 9/01/2026		10,209,000	9,502,537
Government of Ukraine, 7.75%, 9/01/2027		34,858,000	32,108,052
Government of Ukraine, 7.375%, 9/25/2032		9,621,000	8,476,678
Government of Ukraine, 0%, 5/31/2040		22,296,000	14,210,133
			$101,589,200
United Arab Emirates – 1.7%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$15,590,000	$15,722,858
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		16,258,000	17,152,190
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		26,503,000	27,960,665
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		8,226,000	8,174,834
Emirates Sembcorp Water & Power Co., 4.45%, 8/01/2035 (n)		9,349,000	9,395,745
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		6,789,000	6,653,220
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		2,887,000	2,937,754
Topaz Marine S.A., 9.125%, 7/26/2022		2,447,000	2,490,018
			$90,487,284
United States – 1.8%
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		$16,754,000	$17,717,355
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		10,869,000	11,521,140
U.S. Treasury Notes, TIPS, 0.625%, 4/15/2023 (f)		50,712,451	51,113,657
U.S. Treasury Notes, TIPS, 0.75%, 7/15/2028		16,125,956	16,463,643
			$96,815,795
Uruguay – 0.8%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$7,735,000	$7,096,863
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		13,243,000	12,150,452
Oriental Republic of Uruguay, 4.375%, 1/23/2031		10,764,000	11,205,432
Oriental Republic of Uruguay, 4.975%, 4/20/2055		10,877,000	11,203,310
			$41,656,057
Venezuela – 0.9%
Petroleos de Venezuela S.A., 6%, 5/16/2024 (a)(d)		$12,644,200	$2,718,503
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		10,104,000	2,955,420
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		22,593,000	6,551,970
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		39,488,000	11,254,080
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	2,614,850
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		86,785,500	23,866,012
			$49,960,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Vietnam – 0.2%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$12,515,000	$13,126,170
Zambia – 0.4%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$5,761,000	$5,706,271
First Quantum Minerals Ltd., 6.5%, 3/01/2024	6,300,000	5,945,625
First Quantum Minerals Ltd., 7.5%, 4/01/2025	5,345,000	5,164,606
First Quantum Minerals Ltd., 6.875%, 3/01/2026	5,700,000	5,336,625
		$22,153,127
Total Bonds		$4,878,765,266
Common Stocks – 0.0%
Colombia – 0.0%
Frontera Energy Corp.	254,348	$2,246,987
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Currency Options – 0.0%
JPY Currency - May 2019 @ EUR 0.008	Call	JPMorgan Chase Bank	JPY 6,674,499,000	JPY 6,674,499,000	$6,674
Issuer		Shares/Par
Investment Companies (h) – 7.4%
Money Market Funds – 7.4%
MFS Institutional Money Market Portfolio, 2.48% (v)		391,467,237	$391,467,237
Short-Term Obligations – 0.3%
Federal Republic of Nigeria, 1%, due 6/06/2019	NGN	2,525,055,000	$6,939,061
Federal Republic of Nigeria, 1%, due 9/19/2019		2,422,585,000	6,400,137
Total Short-Term Obligations			$13,339,198

Other Assets, Less Liabilities – 0.5%			28,763,367
Net Assets – 100.0%			$5,314,588,729
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $391,467,237 and $4,894,358,125, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,766,262,412, representing 33.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$6,455
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,740,186	1,055
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049	4/25/19	14,289,000	14,624,077
JSC Development Bank of the Republic of Belarus , 6.75%, 5/02/2024	4/24/19	6,985,000	7,020,484
Total Restricted Securities			$21,652,071
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand
Derivative Contracts at 4/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	42,072,000	USD	10,670,048	Goldman Sachs International	6/04/2019	$33,298
CLP	2,301,435,000	USD	3,379,692	Barclays Bank PLC	5/02/2019	18,263
EUR	994,269	USD	1,113,856	Citibank N.A.	7/12/2019	8,084
EUR	1,105,692	USD	1,246,914	UBS AG	7/12/2019	757
IDR	8,481,648,000	USD	589,618	JPMorgan Chase Bank N.A.	5/28/2019	3,847
RUB	282,068,000	USD	4,275,701	BNP Paribas S.A.	6/03/2019	67,348
RUB	605,856,000	USD	9,185,203	Goldman Sachs International	6/03/2019	143,265
ZAR	37,364,024	USD	2,565,467	JPMorgan Chase Bank N.A.	7/12/2019	24,893
USD	4,224,428	CLP	2,843,039,700	Barclays Bank PLC	5/02/2019	26,820
USD	8,723,948	CLP	5,872,962,000	Goldman Sachs International	5/02/2019	52,810
USD	58,655,388	EUR	51,669,515	Goldman Sachs International	7/12/2019	351,143
USD	42,812,314	EUR	37,655,737	JPMorgan Chase Bank N.A.	7/12/2019	321,314
USD	15,286,099	EUR	13,512,000	Merrill Lynch International	7/12/2019	39,062
USD	7,560,338	IDR	107,281,201,000	JPMorgan Chase Bank N.A.	5/28/2019	53,826
USD	34,307,549	ZAR	487,611,020	JPMorgan Chase Bank N.A.	7/12/2019	502,623
						$1,647,353

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
ARS	135,874,000	USD	3,089,450	JPMorgan Chase Bank N.A.	5/16/2019	$(80,888)
CLP	541,604,700	USD	816,900	Barclays Bank PLC	5/02/2019	(17,247)
CLP	2,843,039,700	USD	4,223,800	Barclays Bank PLC	5/31/2019	(27,060)
CLP	3,497,977,000	USD	5,301,170	Barclays Bank PLC	6/24/2019	(138,268)
CLP	1,089,339,000	USD	1,650,264	Deutsche Bank AG	5/22/2019	(42,134)
CLP	5,872,962,000	USD	8,718,768	Goldman Sachs International	5/02/2019	(47,629)
CLP	3,812,684,000	USD	5,780,112	Goldman Sachs International	5/22/2019	(151,662)
CLP	5,872,962,000	USD	8,722,005	Goldman Sachs International	5/31/2019	(52,659)
EUR	394,412	USD	449,071	Goldman Sachs International	7/12/2019	(4,014)
EUR	8,124,983	USD	9,186,639	JPMorgan Chase Bank N.A.	7/12/2019	(18,352)
EUR	2,944,347	USD	3,330,761	Merrill Lynch International	7/12/2019	(8,338)
IDR	135,190,004,200	USD	9,492,000	JPMorgan Chase Bank N.A.	5/28/2019	(32,696)
INR	1,139,285,000	USD	16,319,796	JPMorgan Chase Bank N.A.	6/12/2019	(22,994)
RUB	514,346,000	USD	8,013,306	JPMorgan Chase Bank N.A.	6/03/2019	(93,834)
ZAR	66,492,000	USD	4,721,434	Goldman Sachs International	7/12/2019	(111,700)
USD	2,617,164	ARS	119,997,000	JPMorgan Chase Bank N.A.	5/16/2019	(39,844)
USD	9,127,499	IDR	132,029,278,000	Barclays Bank PLC	6/28/2019	(69,783)
USD	12,631,074	IDR	180,763,296,290	JPMorgan Chase Bank N.A.	5/28/2019	(17,013)
USD	15,792,494	IDR	227,854,096,000	JPMorgan Chase Bank N.A.	6/28/2019	(80,034)
USD	16,214,118	INR	1,139,285,000	JPMorgan Chase Bank N.A.	6/12/2019	(82,684)
						$(1,138,833)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	304	$44,830,500	June – 2019	$410,869
U.S. Treasury Note 5 yr	Long	USD	950	109,858,594	June – 2019	731,412
U.S. Treasury Ultra Bond	Long	USD	220	36,141,875	June – 2019	353,380
						$1,495,661
Liability Derivatives
Interest Rate Futures
Euro-OAT 10 yr	Short	EUR	63	$11,447,055	June – 2019	$(259,468)
German Euro-Bobl 5 yr	Short	EUR	147	21,916,872	June – 2019	(148,721)
German Euro-Bund 10 yr	Short	EUR	354	65,635,774	June – 2019	(145,690)
						$(553,879)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
6/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(44,699)	$(639,131)	$(683,830)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2019, the fund had cash collateral of $940,000 and other liquid securities with an aggregate value of $3,704,827 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,246,987	$—	$—	$2,246,987
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	67,577,300	—	67,577,300
Non-U.S. Sovereign Debt	—	3,884,470,870	—	3,884,470,870
U.S. Corporate Bonds	—	29,238,495	—	29,238,495
Foreign Bonds	—	897,478,601	—	897,478,601
Purchased Currency Options	—	6,674	—	6,674
Short Term Securities	—	13,339,198	—	13,339,198
Mutual Funds	391,467,237	—	—	391,467,237
Total	$393,714,224	$4,892,111,138	$—	$5,285,825,362
Other Financial Instruments
Futures Contracts - Assets	$1,495,661	$—	$—	$1,495,661
Futures Contracts - Liabilities	(553,879)	—	—	(553,879)
Forward Foreign Currency Exchange Contracts - Assets	—	1,647,353	—	1,647,353
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,138,833)	—	(1,138,833)
Swap Agreements - Liabilities	—	(683,830)	—	(683,830)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$321,022,477	$2,405,616,383	$2,335,249,619	$53,935	$24,061	$391,467,237
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,131,201	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2019, are as follows:
United States	11.3%
Mexico	8.0%
Indonesia	7.0%
Argentina	5.8%
Russia	4.7%
Peru	4.3%
Turkey	4.2%
Chile	4.1%
Egypt	3.5%
Other Countries	47.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.